Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Activities
Net income including noncontrolling interest in subsidiaries	$ 197,628	$ 155,083	$ 189,163
Adjustments to Reconcile Net Income to Net Cash Provided by Operating Activities
Amortization of deferred sales commissions	7,465	7,378	12,197
Depreciation and other amortization	10,445	14,400	21,075
Share-based compensation expense	20,135	19,006	19,124
Gain on disposal of assets	(5,093)	(2,834)	(2,584)
Provision for deferred income taxes	25,030	17,252	24,213
Fair-value adjustments for contingent liabilities	(793)	900	0
Tax benefit from share-based compensation	1,543	179	1,830
Excess tax benefits from share-based compensation	(2,974)	(1,693)	(3,005)
Impairment of assets	3,000	0	10,191
Net sales (purchases) of trading securities	66,403	(102,738)	(25,803)
Deferred sales commissions paid	(12,102)	(9,386)	(10,638)
Contingent deferred sales charges received	1,383	1,443	2,275
Proceeds from sale of certain B-share-related future revenue	0	0	1,223
Other changes in assets and liabilities:
(Increase) decrease in receivables, net	(2,552)	2,188	(2,408)
Decrease in prepaid expenses and other assets	4,525	1,255	11,391
Increase (decrease) in accounts payable and accrued expenses	7,727	(3,990)	(14,249)
(Decrease) increase in other liabilities	(5,427)	15,047	(18,048)
Net cash provided by operating activities	316,343	113,490	215,947
Investing Activities
Purchases of securities available for sale	(58,284)	(73,192)	(99,284)
Cash paid for business acquisitions	(14,064)	(53,507)	(49,561)
Proceeds from redemptions of securities avaliable for sale	92,398	27,492	55,121
Cash paid for property and equipment	(8,675)	(8,247)	(7,870)
Cash paid for purchased loans	0	0	(47,178)
Proceeds from sale of purchased loans	0	0	1,044
Proceeds from disposal of property and equipment	0	0	3,298
Net cash provided (used) by investing activities	11,375	(107,454)	(144,430)
Financing Activities
Dividends paid	(256,750)	(99,960)	(228,651)
Purchases of treasury stock	(6,633)	(28,545)	(13,462)
Distributions to noncontrolling interests in subsidiaries	(21,460)	(3,726)	(11,347)
Contributions from noncontrolling interests in subsidiaries	14,070	6,511	10,074
Proceeds from shareholders for share-based compensation	1,604	16,795	11,590
Excess tax benefits from share-based compensation	2,974	1,693	3,005
Proceeds from new borrowings	0	0	407,000
Payments on debt	(42,500)	(42,500)	(129,250)
Other financing activities	(711)	(5,787)	(12,172)
Net cash (used) provided by financing activities	(309,406)	(155,519)	36,787
Net increase (decrease) in cash and cash equivalents	18,312	(149,483)	108,304
Cash and cash equivalents, beginning of year	49,273	198,756	90,452
Cash and cash equivalents, end of year	67,585	49,273	198,756
Supplemental Disclosure of Cash Flow Information
Income Taxes	79,817	72,149	77,072
Interest	$ 13,091	$ 15,893	$ 12,941